Revenue, Other Income and Other Gains and Losses - Summary of Other Income from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Interest income	$ 9,869	$ 5,756	$ 58,369
Rent	6,674	203,014	200,284
Government Research And Development Incentives	5,791,688	928,073	2,945,600
Other Income from Continuing Operations	$ 5,808,231	1,308,343	3,312,753
Cash Flow Boost Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Government assistance COVID-19		50,000	50,000
Jobkeeper Grants
Disclosure of disaggregation of revenue from contracts with customers [line items]
Government assistance COVID-19		$ 121,500	$ 58,500